May 12, 2022

Via Edgar Transmission

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Collaborative Investment Series Trust, File Nos. 811-23306 and 333-221072

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by Collaborative Investment Series Trust (the “Trust”), on behalf of the Mercator International Opportunity Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 133 to the Trust's registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on December 6, 2021 (Accession No. 0001387131-22-005394).

If you have any questions, please do not hesitate to contact Latashia Love at (614) 469-3284.

Very truly yours,

/s/ Gregory Skidmore

Gregory Skidmore

President and Chairman of the Board